Reserves for Losses and Adjustment Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance [Abstract]
Reserves for Losses and Adjustment Expenses

	As at December 31,
	2023	2022	2021
	($ in millions)
Reserve for losses and LAE at the start of the year	$7,710.9	$7,611.8	$7,165.3
Less reinsurance recoverable	(4,897.7)	(3,298.1)	(3,195.2)
Net reserve for losses and LAE at the start of the year	2,813.2	4,313.7	3,970.1

Net loss and LAE expenses disposed (1)	—	(1,840.1)	—
Movement in net reserve for losses and LAE for claims incurred:
Current year	1,492.2	1,651.9	1,648.2
Prior years	60.8	28.1	45.1
Total incurred	1,553.0	1,680.0	1,693.3
Net Losses and LAE payments for claims incurred:
Current year	(161.1)	(192.7)	(729.1)
Prior years	(1,011.9)	(1,098.4)	(580.7)
Total paid	(1,173.0)	(1,291.1)	(1,309.8)

Foreign exchange (gains)/losses	39.6	(49.3)	(39.9)

Net reserve for losses and LAE at the end of the year	3,232.8	2,813.2	4,313.7
Plus reinsurance recoverable on unpaid losses at the end of the year	4,577.8	4,897.7	3,298.1
Reserve for losses and LAE at the end of the year	$7,810.6	$7,710.9	$7,611.8
________________
(1)Net loss and LAE expenses disposed of $1,840.1 million represent the net loss reserves as at May 20, 2022 (“Closing Date”) for losses in relation to 2019 and prior accident years, in addition to the $770.0 million of ceded reserves under the previous ADC agreement, recognizing a total recoverable of $2,610.1 million. These reserves were rolled forward from the initial effective date of September 30, 2021, at which time the net losses reserves were $3,120.0 million.
As at December 31, 2023, the total amount recoverable from Enstar under the LPT was $1,627.4 million (December 31, 2022 — $2,132.0 million) which includes claims paid and reserve development since the Closing Date.

	Property Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	For the Years Ended December 31,
	Unaudited Prior Years
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	164.3	156.3	133.5	134.1	133.3	131.8	131.2	125.8	132.8	132.8	—	10,037
2015		237.3	203.0	197.7	200.0	200.5	197.5	181.9	193.4	193.4	—	11,624
2016			236.8	247.7	242.6	244.0	245.3	234.2	233.4	233.4	—	10,844
2017				293.8	256.8	250.0	251.3	273.0	261.6	261.6	—	9,805
2018					200.7	203.0	186.8	196.3	180.2	180.2	—	8,395
2019						125.3	129.2	102.8	109.0	109.0	—	6,944
2020							203.2	198.3	208.0	213.5	25.9	7,689
2021								207.4	202.0	195.5	16.1	6,810
2022									167.1	174.2	22.3	5,702
2023										152.1	81.7	3,297
Total										$1,845.7

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	40.2	86.0	113.5	123.1	127.1	128.5	129.8	130.9	132.8	132.8
2015		56.9	141.0	168.4	177.5	193.8	192.4	193.4	193.4	193.4
2016			66.5	167.8	200.2	221.9	231.1	234.9	233.4	233.4
2017				96.0	187.3	220.0	240.9	234.8	261.6	261.6
2018					61.4	158.1	180.4	174.1	180.2	180.2
2019						48.7	90.5	98.4	109.0	109.0
2020							61.0	124.1	151.8	169.6
2021								58.7	119.7	151.2
2022									41.1	113.7
2023										30.0
Total										$1,574.9

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$270.8
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$270.8

	Casualty Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	For the Years Ended December 31,
	Unaudited Prior Years
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	142.9	125.3	137.1	127.1	134.2	138.1	135.1	141.4	107.0	107.0	—	3,962
2015		201.3	221.3	183.9	201.3	234.0	232.3	257.9	180.5	180.5	—	4,811
2016			215.0	186.0	181.3	187.8	198.9	243.5	124.3	124.3	—	4,815
2017				179.4	172.9	176.7	194.7	215.9	61.4	61.4	—	5,470
2018					121.5	124.5	134.9	164.7	43.7	43.7	—	5,455
2019						124.1	146.5	153.5	48.6	48.6	—	5,156
2020							132.9	141.6	140.4	146.6	50.2	3,753
2021								173.5	188.6	197.8	99.4	3,343
2022									204.7	215.1	148.3	3,050
2023										224.9	173.0	2,465
Total										$1,349.9

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	2.6	13.1	32.2	58.8	71.9	95.6	108.2	106.8	107.0	107.0
2015		3.1	16.8	56.0	91.8	137.2	166.2	180.5	180.5	180.5
2016			4.1	22.5	39.6	81.5	108.4	123.3	124.3	124.3
2017				3.5	22.7	52.2	95.8	89.4	61.4	61.4
2018					3.1	27.7	42.7	58.1	43.7	43.7
2019						6.3	17.6	64.1	48.6	48.6
2020							—	9.3	36.3	61.6
2021								3.1	23.5	53.8
2022									8.90	5.6
2023										26.9
Total										$713.4

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$636.5
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$636.5

	Marine, Aviation and Energy Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	308.8	312.3	297.4	309.2	304.8	311.7	301.0	312.4	271.3	271.3	—	4,056
2015		295.4	297.6	280.1	284.8	308.3	311.1	318.3	267.3	267.3	—	4,067
2016			259.5	229.5	228.3	228.7	218.5	220.3	197.9	197.9	—	4,422
2017				209.6	200.2	206.7	214.2	225.6	141.4	141.4	—	6,078
2018					170.4	207.4	208.3	234.8	151.0	151.0	—	5,183
2019						145.6	153.0	123.5	102.4	102.4	—	3,691
2020							110.2	111.2	125.7	126.6	9.6	3,847
2021								93.1	96.2	95.7	10.1	4,787
2022									108.0	106.1	31.2	5,428
2023										117.4	72.6	2,703
Total										$1,577.1

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	53.3	116.3	188.3	208.9	231.6	249.8	262.0	269.0	271.3	271.3
2015		44.7	122.7	173.3	193.0	220.9	256.5	268.4	267.3	267.3
2016			30.9	82.3	142.1	163.8	190.4	193.3	197.9	197.9
2017				40.1	97.4	140.1	168.2	149.8	141.4	141.4
2018					26.7	104.7	133.0	151.0	151.0	151.0
2019						33.5	72.5	89.6	102.4	102.4
2020							28.5	66.5	88.7	101.2
2021								23.5	52.3	64.7
2022									24.9	57.6
2023										27.8
Total										$1,382.6

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$194.5
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$194.5

	Financial and Professional Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	134.3	130.1	128.6	119.0	130.2	119.2	120.3	121.7	98.8	98.8	—	794
2015		173.3	174.8	184.6	188.7	189.8	184.6	196.7	145.9	145.9	—	1,083
2016			190.1	210.9	215.4	201.2	184.6	186.1	134.3	134.3	—	1,241
2017				205.5	181.6	186.5	187.1	209.1	136.0	136.0	—	1,751
2018					155.7	171.6	153.2	161.9	111.2	111.2	—	4,636
2019						248.2	261.1	238.9	132.7	132.7	—	23,826
2020							348.1	347.9	338.2	352.3	87.4	106,054
2021								286.2	304.8	296.2	128.4	34,929
2022									317.0	302.4	184.6	3,422
2023										341.6	277.0	3,137
Total										$2,051.4

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	2.9	30.5	53.2	71.8	79.2	84.9	91.7	99.3	98.8	98.8
2015		13.7	43.3	69.9	89.1	109.5	138.4	150.9	145.9	145.9
2016			15.0	71.0	101.5	129.6	125.5	130.1	134.3	134.3
2017				27.1	51.2	83.2	116.8	134.8	136.0	136.0
2018					19.1	73.4	99.0	111.2	111.2	111.2
2019						27.1	86.6	121.1	132.7	132.7
2020							47.6	121.2	174.7	226.2
2021								43.2	90.4	131.7
2022									17.8	75.5
2023										21.5
Total										$1,213.8

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$837.6
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$837.6
Reconciliation of Incurred and Paid Claims Development to total Reserve for Losses and LAE

	As at December 31, 2023	As at December 31, 2022
	($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	270.8	259.0
- Casualty insurance lines	636.5	457.3
- Marine, aviation and energy insurance lines	194.5	163.7
- Financial and professional insurance lines	837.6	671.9
Total insurance lines	1,939.4	1,551.9

Reinsurance lines
- Property catastrophe and other property reinsurance	562.3	677.9
- Casualty reinsurance	733.6	571.6
- Specialty reinsurance	394.3	350.2
Total reinsurance lines	1,690.2	1,599.7

Net loss and LAE	3,629.6	3,151.6

Reinsurance recoverable on unpaid losses:
Insurance lines	2,821.6	2,907.8
Reinsurance lines	1,756.2	1,989.9
Total reinsurance recoverable on unpaid losses	4,577.8	4,897.7

Deferred gain on retroactive contracts	27.3	42.7
Unallocated claims incurred	47.9	41.4
Other reinsurance balances recoverable (1)	(489.1)	(429.3)
Carbon syndicate reserves	16.7	5.2
Other	0.4	1.6
	(396.8)	(338.4)

Reserve for losses and LAE at the end of the year	7,810.6	7,710.9
________________
(1)Other reinsurance balances recoverable primarily include short term recoverables to be collected.	Reserve for Losses and Loss Adjustment Expenses
The following table represents a reconciliation of beginning and ending consolidated reserve for losses and loss adjustment expenses for the twelve months ended December 31, 2023, 2022 and 2021:

	As at December 31,
	2023	2022	2021
	($ in millions)
Reserve for losses and LAE at the start of the year	$7,710.9	$7,611.8	$7,165.3
Less reinsurance recoverable	(4,897.7)	(3,298.1)	(3,195.2)
Net reserve for losses and LAE at the start of the year	2,813.2	4,313.7	3,970.1

Net loss and LAE expenses disposed (1)	—	(1,840.1)	—
Movement in net reserve for losses and LAE for claims incurred:
Current year	1,492.2	1,651.9	1,648.2
Prior years	60.8	28.1	45.1
Total incurred	1,553.0	1,680.0	1,693.3
Net Losses and LAE payments for claims incurred:
Current year	(161.1)	(192.7)	(729.1)
Prior years	(1,011.9)	(1,098.4)	(580.7)
Total paid	(1,173.0)	(1,291.1)	(1,309.8)

Foreign exchange (gains)/losses	39.6	(49.3)	(39.9)

Net reserve for losses and LAE at the end of the year	3,232.8	2,813.2	4,313.7
Plus reinsurance recoverable on unpaid losses at the end of the year	4,577.8	4,897.7	3,298.1
Reserve for losses and LAE at the end of the year	$7,810.6	$7,710.9	$7,611.8
________________
(1)Net loss and LAE expenses disposed of $1,840.1 million represent the net loss reserves as at May 20, 2022 (“Closing Date”) for losses in relation to 2019 and prior accident years, in addition to the $770.0 million of ceded reserves under the previous ADC agreement, recognizing a total recoverable of $2,610.1 million. These reserves were rolled forward from the initial effective date of September 30, 2021, at which time the net losses reserves were $3,120.0 million.
As at December 31, 2023, the total amount recoverable from Enstar under the LPT was $1,627.4 million (December 31, 2022 — $2,132.0 million) which includes claims paid and reserve development since the Closing Date.
For the twelve months ended December 31, 2023, there was an increase of $60.8 million in the Company’s estimate of the ultimate claims to be paid in respect of prior accident years compared to an increase of $28.1 million for the twelve months ended December 31, 2022.
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance for each of the years ended December 31, 2014 through 2023. Under the LPT agreement, the Company has reinsured net losses incurred on all accident years 2019 and prior. This has resulted in IBNR in the loss development triangles for 2019 and prior to be Nil. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract. All amounts included in the following tables related to transactions denominated in a foreign currency have been translated into U.S. Dollars using the exchange rates in effect at December 31, 2023.
The Company has chosen to disaggregate the business in its Insurance segment, for the purposes of these loss development triangles as: Property; Casualty; Marine Aviation and Energy; and Financial and Professional
insurance lines. The Company considers that this presentation of its Insurance lines loss development triangles more precisely reflects meaningful trending information. The Company presents its loss development triangles for the Reinsurance segment in line with the reportable reinsurance lines: Property Catastrophe and Other Property; Casualty; and Specialty.

	Property Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	For the Years Ended December 31,
	Unaudited Prior Years
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	164.3	156.3	133.5	134.1	133.3	131.8	131.2	125.8	132.8	132.8	—	10,037
2015		237.3	203.0	197.7	200.0	200.5	197.5	181.9	193.4	193.4	—	11,624
2016			236.8	247.7	242.6	244.0	245.3	234.2	233.4	233.4	—	10,844
2017				293.8	256.8	250.0	251.3	273.0	261.6	261.6	—	9,805
2018					200.7	203.0	186.8	196.3	180.2	180.2	—	8,395
2019						125.3	129.2	102.8	109.0	109.0	—	6,944
2020							203.2	198.3	208.0	213.5	25.9	7,689
2021								207.4	202.0	195.5	16.1	6,810
2022									167.1	174.2	22.3	5,702
2023										152.1	81.7	3,297
Total										$1,845.7

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	40.2	86.0	113.5	123.1	127.1	128.5	129.8	130.9	132.8	132.8
2015		56.9	141.0	168.4	177.5	193.8	192.4	193.4	193.4	193.4
2016			66.5	167.8	200.2	221.9	231.1	234.9	233.4	233.4
2017				96.0	187.3	220.0	240.9	234.8	261.6	261.6
2018					61.4	158.1	180.4	174.1	180.2	180.2
2019						48.7	90.5	98.4	109.0	109.0
2020							61.0	124.1	151.8	169.6
2021								58.7	119.7	151.2
2022									41.1	113.7
2023										30.0
Total										$1,574.9

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$270.8
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$270.8

	Casualty Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	For the Years Ended December 31,
	Unaudited Prior Years
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	142.9	125.3	137.1	127.1	134.2	138.1	135.1	141.4	107.0	107.0	—	3,962
2015		201.3	221.3	183.9	201.3	234.0	232.3	257.9	180.5	180.5	—	4,811
2016			215.0	186.0	181.3	187.8	198.9	243.5	124.3	124.3	—	4,815
2017				179.4	172.9	176.7	194.7	215.9	61.4	61.4	—	5,470
2018					121.5	124.5	134.9	164.7	43.7	43.7	—	5,455
2019						124.1	146.5	153.5	48.6	48.6	—	5,156
2020							132.9	141.6	140.4	146.6	50.2	3,753
2021								173.5	188.6	197.8	99.4	3,343
2022									204.7	215.1	148.3	3,050
2023										224.9	173.0	2,465
Total										$1,349.9

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	2.6	13.1	32.2	58.8	71.9	95.6	108.2	106.8	107.0	107.0
2015		3.1	16.8	56.0	91.8	137.2	166.2	180.5	180.5	180.5
2016			4.1	22.5	39.6	81.5	108.4	123.3	124.3	124.3
2017				3.5	22.7	52.2	95.8	89.4	61.4	61.4
2018					3.1	27.7	42.7	58.1	43.7	43.7
2019						6.3	17.6	64.1	48.6	48.6
2020							—	9.3	36.3	61.6
2021								3.1	23.5	53.8
2022									8.90	5.6
2023										26.9
Total										$713.4

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$636.5
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$636.5

	Marine, Aviation and Energy Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	308.8	312.3	297.4	309.2	304.8	311.7	301.0	312.4	271.3	271.3	—	4,056
2015		295.4	297.6	280.1	284.8	308.3	311.1	318.3	267.3	267.3	—	4,067
2016			259.5	229.5	228.3	228.7	218.5	220.3	197.9	197.9	—	4,422
2017				209.6	200.2	206.7	214.2	225.6	141.4	141.4	—	6,078
2018					170.4	207.4	208.3	234.8	151.0	151.0	—	5,183
2019						145.6	153.0	123.5	102.4	102.4	—	3,691
2020							110.2	111.2	125.7	126.6	9.6	3,847
2021								93.1	96.2	95.7	10.1	4,787
2022									108.0	106.1	31.2	5,428
2023										117.4	72.6	2,703
Total										$1,577.1

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	53.3	116.3	188.3	208.9	231.6	249.8	262.0	269.0	271.3	271.3
2015		44.7	122.7	173.3	193.0	220.9	256.5	268.4	267.3	267.3
2016			30.9	82.3	142.1	163.8	190.4	193.3	197.9	197.9
2017				40.1	97.4	140.1	168.2	149.8	141.4	141.4
2018					26.7	104.7	133.0	151.0	151.0	151.0
2019						33.5	72.5	89.6	102.4	102.4
2020							28.5	66.5	88.7	101.2
2021								23.5	52.3	64.7
2022									24.9	57.6
2023										27.8
Total										$1,382.6

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$194.5
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$194.5

	Financial and Professional Insurance Lines										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	134.3	130.1	128.6	119.0	130.2	119.2	120.3	121.7	98.8	98.8	—	794
2015		173.3	174.8	184.6	188.7	189.8	184.6	196.7	145.9	145.9	—	1,083
2016			190.1	210.9	215.4	201.2	184.6	186.1	134.3	134.3	—	1,241
2017				205.5	181.6	186.5	187.1	209.1	136.0	136.0	—	1,751
2018					155.7	171.6	153.2	161.9	111.2	111.2	—	4,636
2019						248.2	261.1	238.9	132.7	132.7	—	23,826
2020							348.1	347.9	338.2	352.3	87.4	106,054
2021								286.2	304.8	296.2	128.4	34,929
2022									317.0	302.4	184.6	3,422
2023										341.6	277.0	3,137
Total										$2,051.4

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	2.9	30.5	53.2	71.8	79.2	84.9	91.7	99.3	98.8	98.8
2015		13.7	43.3	69.9	89.1	109.5	138.4	150.9	145.9	145.9
2016			15.0	71.0	101.5	129.6	125.5	130.1	134.3	134.3
2017				27.1	51.2	83.2	116.8	134.8	136.0	136.0
2018					19.1	73.4	99.0	111.2	111.2	111.2
2019						27.1	86.6	121.1	132.7	132.7
2020							47.6	121.2	174.7	226.2
2021								43.2	90.4	131.7
2022									17.8	75.5
2023										21.5
Total										$1,213.8

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										$837.6
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$837.6

	Property Catastrophe and Other Property Reinsurance										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	185.8	172.8	157.2	145.7	145.8	141.1	141.1	139.7	137.1	137.1	—	901
2015		211.3	185.1	175.3	154.8	170.3	170.4	176.8	155.3	155.3	—	1,051
2016			266.4	266.3	265.0	243.8	239.2	230.7	228.6	228.6	—	1,303
2017				552.3	531.4	513.1	501.8	573.6	431.8	431.8	—	1,958
2018					318.2	351.9	344.1	534.7	282.1	282.1	—	1,777
2019						228.0	241.5	332.4	162.7	162.7	—	1,401
2020							317.6	403.7	350.7	362.6	(5.5)	1,418
2021								652.9	479.3	498.9	30.7	1,498
2022									393.7	392.5	48.9	1,404
2023										230.8	117.7	753
								Total		$2,882.4

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	36.8	98.7	124.5	133.8	137.3	135.9	137.5	137.4	137.1	137.1
2015		35.8	94.2	125.4	137.8	154.8	157.1	158.6	155.3	155.3
2016			56.3	161.7	202.4	213.2	226.1	231.7	228.6	228.6
2017				123.2	356.1	414.5	438.4	411.7	431.8	431.8
2018					122.4	282.2	286.2	279.5	282.1	282.1
2019						28.1	140.8	167.5	162.7	162.7
2020							41.9	165.7	237.3	312.3
2021								75.0	235.7	364.3
2022									65.2	200.8
2023										45.1
Total										$2,320.1

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										562.3
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$562.3

	Casualty Reinsurance										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	203.4	205.8	214.2	207.5	201.0	204.0	199.9	189.8	131.0	131.0	—	1,866
2015		192.5	199.2	208.9	211.4	209.0	205.2	195.2	116.5	116.5	—	2,067
2016			231.1	243.5	243.0	252.9	260.3	251.2	137.1	137.1	—	2,231
2017				242.7	240.4	251.0	250.4	261.6	110.8	110.8	—	2,284
2018					227.2	256.5	264.1	254.3	92.7	92.7	—	2,149
2019						233.5	254.0	244.3	52.9	52.9	—	1,790
2020							253.6	234.7	198.8	181.2	62.0	1,389
2021								206.4	216.3	205.7	93.3	1,325
2022									249.5	250.6	178.3	1,256
2023										271.6	244.9	779
								Total		$1,550.1

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	2.5	13.7	37.6	59.9	86.0	106.8	124.4	131.0	131.0	131.0
2015		3.4	17.8	38.1	65.2	89.0	108.0	116.5	116.5	116.5
2016			9.1	33.3	63.6	95.6	125.6	137.1	137.1	137.1
2017				8.8	30.4	58.8	97.0	110.7	110.8	110.8
2018					7.1	33.4	73.3	92.7	92.7	92.7
2019						9.2	36.4	52.5	52.9	52.9
2020							9.1	27.8	44.3	71.9
2021								7.8	37.3	64.0
2022									9.4	31.1
2023										8.5
Total										$816.5

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										733.6
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$733.6

	Specialty Reinsurance										As at December 31, 2023
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance
											Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	$ (in millions)
2014	150.7	139.0	130.9	122.1	124.9	123.5	119.3	116.4	104.0	104.0	—	618
2015		164.7	168.0	162.7	157.3	155.9	151.4	151.1	132.1	132.1	—	774
2016			237.2	238.3	236.1	228.9	224.0	211.6	188.2	188.2	—	937
2017				377.4	390.4	374.1	363.0	356.4	305.9	305.9	—	1,336
2018					393.8	393.3	391.7	416.2	324.3	324.3	—	1,418
2019						472.6	495.9	398.7	401.1	401.1	—	1,543
2020							414.1	601.3	375.4	379.5	36.7	1,494
2021								157.4	152.5	142.1	41.1	1,356
2022									194.7	194.3	108.9	1,319
2023										142.5	100.4	952
Total										$2,314.0

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	($ in millions)
2014	16.4	55.9	80.6	88.7	99.0	101.9	103.6	104.1	104.0	104.0
2015		17.5	55.8	103.3	120.9	129.9	132.9	132.6	132.1	132.1
2016			58.4	150.3	164.7	182.7	192.9	194.3	188.2	188.2
2017				94.5	238.2	270.0	305.2	306.4	305.9	305.9
2018					27.1	279.6	313.0	324.7	324.3	324.3
2019						273.2	381.0	399.2	401.1	401.1
2020							213.0	270.1	290.9	311.6
2021								28.3	53.4	76.1
2022									26.0	53.8
2023										22.6
Total										$1,919.7

All outstanding liabilities for 2014 and subsequent years, net of reinsurance										394.3
All outstanding liabilities before 2014, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$394.3
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (unaudited)

Years	1	2	3	4	5	6	7	8	9	10
Property insurance lines	30.6%	39.0%	13.7%	6.3%	2.7%	2.4%	0.2%	0.3%	0.7%	—%
Casualty insurance lines	4.1%	18.7%	33.1%	24.2%	2.7%	1.0%	5.1%	(0.4)%	0.1%	—%
Marine, aviation and energy insurance lines	22.5%	33.3%	21.5%	11.4%	3.2%	3.1%	2.8%	0.7%	0.4%	—%
Financial and professional insurance lines	12.1%	28.6%	20.7%	16.0%	5.3%	6.0%	4.7%	1.4%	(0.3)%	—%
Property catastrophe and other property reinsurance	22.6%	45.5%	16.7%	5.8%	2.3%	1.5%	0.2%	(0.7)%	(0.1)%	—%
Casualty reinsurance	6.0%	19.0%	22.4%	19.3%	12.5%	8.1%	5.2%	1.7%	—%	—%
Specialty reinsurance	27.3%	34.9%	14.3%	7.4%	3.7%	1.1%	(0.5)%	—%	—%	—%